3. Loans, Nonaccrual (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-accrual loans
Non-accrual loans	$ 3,711	$ 3,825
Construction and land development
Non-accrual loans
Non-accrual loans	14	22
Single-family residential
Non-accrual loans
Non-accrual loans	1,634	1,662
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	1,543	1,340
Commercial
Non-accrual loans
Non-accrual loans	396	669
Multifamily and Farmland
Non-accrual loans
Non-accrual loans	12	78
Total real estate loans
Non-accrual loans
Non-accrual loans	3,599	3,771
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	100	21
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 12	$ 33